Information by business segment and by geographic area - Adjusted EBITDA reconciled to net income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information by business segment and by geographic area
Net income (loss) attributable to Vale's stockholders	$ 24,736	$ 6,258	$ 324
Loss attributable to noncontrolling interests	108	(3)	115
Net income from continuing operations	24,844	6,255	439
Loss from discontinued operations attributable to Vale's stockholders	(2,291)	(1,377)	(2,007)
Loss attributable to noncontrolling interests	(85)	(347)	(612)
Loss from discontinued operations	(2,376)	(1,724)	(2,619)
Depreciation, depletion and amortization	3,034	3,215	3,489
Income taxes	4,697	735	(595)
Financial results, net	(3,119)	4,813	3,393
Equity results and other results in associates and joint ventures	1,271	1,020	656
Dividends received and interest from associates and joint ventures	190	173	353
Impairment and disposal of non-current assets	426	1,308	3,383
Adjusted EBITDA	31,343	17,519	11,118
Discontinued operations
Information by business segment and by geographic area
Loss from discontinued operations attributable to Vale's stockholders	(2,291)	(1,377)	(2,007)
Loss attributable to noncontrolling interests	(85)	(347)	(612)
Loss from discontinued operations	(2,376)	(1,724)	(2,619)
Depreciation, depletion and amortization	69	19	237
Income taxes	(821)	(297)
Financial results, net	(447)	(2)	20
Equity results and other results in associates and joint ventures	26	43	25
Dividends received and interest from associates and joint ventures	78	95	113
Impairment of non-current assets	3,282	935	1,691
Adjusted EBITDA	$ (189)	$ (931)	$ (533)